UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.9%
Education - 6.0%
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/45	$1,650,000	$1,868,410	(a)
KIPP LA Project	5.000%	7/1/47	875,000	981,733	(a)
California State Infrastructure & Economic Development Bank Revenue, Academy of Motion Picture Arts & Project	5.000%	11/1/41	4,500,000	5,093,145
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	4,000,000	4,186,160
California State University Revenue:
Systemwide	5.000%	11/1/35	3,555,000	4,243,284
Systemwide	5.000%	11/1/36	2,000,000	2,381,720
Systemwide	5.000%	11/1/38	2,500,000	2,961,175
Systemwide	5.000%	11/1/45	5,000,000	5,814,850
University of California, CA, Revenue	4.000%	5/15/46	5,000,000	5,290,150

Total Education				32,820,627

Health Care - 10.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Sharp Healthcare	6.250%	8/1/39	7,500,000	8,113,050
Sharp Healthcare	5.000%	8/1/43	5,000,000	5,598,050
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	8/15/55	2,000,000	2,289,300
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	11/15/56	1,000,000	1,149,540
Stanford Hospital & Clinics	5.250%	11/15/40	7,500,000	8,549,175
Stanford Hospital & Clinics	5.000%	8/15/51	10,000,000	11,374,300	(b)
California State MFA Revenue:
Channing House Project, CMI	5.000%	5/15/35	500,000	588,025
Northbay Healthcare	5.000%	11/1/47	1,750,000	1,907,395
Northbay Healthcare	5.250%	11/1/47	1,000,000	1,116,690
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/29	1,635,000	1,761,402	(a)
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,155,460
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,471,626
Health Facility, Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	6,120,818

Total Health Care				56,194,831

Housing - 2.3%
California Public Finance Authority University Housing Revenue, Claremont PPTYS LLC, Claremont College’s Project	5.000%	7/1/47	1,000,000	1,091,340	(a)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/32	1,000,000	1,166,100
CHF Irvine LLC	5.000%	5/15/33	1,500,000	1,744,245
CHF Irvine LLC	5.000%	5/15/34	1,000,000	1,157,940
CHF Irvine LLC	5.000%	5/15/35	1,000,000	1,153,890
CHF Irvine LLC	5.000%	5/15/40	2,750,000	3,142,233
Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,475,000	1,595,360
University of CA, Irvine Campus Appartments, Phase IV	5.000%	5/15/33	1,300,000	1,533,584

Total Housing				12,584,692

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 13.1%
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	$16,610,000	$17,670,383
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	10,000,000	11,530,000
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,943,825
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	10,970,000	13,990,699
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	14,000,000	19,875,240
Southern California Public Power Authority, Natural Gas Project Revenue, Project No. 1	5.000%	11/1/33	4,410,000	5,344,214

Total Industrial Revenue				71,354,361

Leasing - 7.2%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/39	5,500,000	6,298,875
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	6,000,000	6,383,280
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	15,780,000
San Diego, CA, Public Facilities Financing Authority, Lease Revenue, Capital Improvement Project	5.000%	10/15/44	8,000,000	9,173,440
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,440,000	1,726,618

Total Leasing				39,362,213

Local General Obligation - 4.7%
Hartnell, CA, Community College District, GO:
CAB	0.000%	8/1/35	2,000,000	1,021,340
CAB	0.000%	8/1/36	2,000,000	969,080
CAB	0.000%	8/1/37	1,000,000	457,790
Local Public School Funding Authority, School Facilities Improvement District No. 2016-1, GO, 2016 Election, BAM	5.000%	8/1/46	1,600,000	1,856,352
Marin, CA, Healthcare District, GO, Election 2013	4.000%	8/1/47	5,000,000	5,325,650
San Diego, CA, USD, GO:
CAB	0.000%	7/1/34	5,000,000	2,765,200
CAB	0.000%	7/1/35	5,000,000	2,629,400
CAB	0.000%	7/1/36	6,500,000	3,244,670
CAB	0.000%	7/1/37	5,850,000	2,767,225
CAB	0.000%	7/1/38	5,000,000	2,244,750
CAB	0.000%	7/1/39	5,855,000	2,502,310

Total Local General Obligation				25,783,767

Other - 1.6%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.625%	1/1/32	1,000,000	1,081,750	(a)
Goodwill Industries Sacramento Valley & Northern Nevada Project	6.875%	1/1/42	2,000,000	2,170,320	(a)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien	5.000%	9/1/25	955,000	1,041,848

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - (continued)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	$4,435,000	$4,447,684

Total Other				8,741,602

Power - 6.0%
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	8,145,000	9,351,111
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/47	5,000,000	5,899,750
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/38	2,000,000	2,364,480
Power System	5.000%	7/1/47	5,000,000	5,858,550
Northern California Transmission Agency Revenue:
California Oregon Project	5.000%	5/1/38	1,750,000	2,029,510
California Oregon Project	5.000%	5/1/39	1,500,000	1,737,150
Santa Clara, CA, Electric Revenue	5.375%	7/1/29	1,555,000	1,748,349
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	3,500,000	3,886,050

Total Power				32,874,950

Pre-Refunded/Escrowed to Maturity - 24.3%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.000%	4/1/39	2,000,000	2,025,000	(c)
California State Health Facilities Financing Authority Revenue, Providence Health & Services	6.500%	10/1/38	3,750,000	3,913,238	(c)
California State MFA Revenue, Biola University	5.800%	10/1/28	2,500,000	2,593,450	(c)
California Statewide CDA Revenue:
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	18,082,955	(c)
Methodist Hospital Project, FHA	6.750%	2/1/38	8,930,000	9,688,604	(c)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	130,000	147,495	(d)(e)
Corona-Norca, CA, USD, GO, AGM	5.500%	8/1/39	5,000,000	5,322,850	(c)
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	6,000,000	6,680,400	(c)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	16,995,040	(c)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,411,295	(c)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	2,878,233	(e)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,960,400	(c)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	940,000	1,042,188	(e)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.800%	5/1/21	1,000,000	1,198,200	(d)(e)
Sacramento, CA, Area Flood Control Agency, Special Assessment, Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	10,363,700	(c)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,451,000	(e)
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien	0.000%	1/1/19	20,000,000	19,664,400	(e)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	4,228,670	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	$1,435,000	$1,704,952	(e)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	890,000	969,014	(e)
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	5,340,000	5,506,768	(c)

Total Pre-Refunded/Escrowed to Maturity				132,827,852

Special Tax Obligation - 5.3%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	1,750,000	1,918,560
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,140,000	2,292,518
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/32	20,000,000	21,608,600
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	3,285,000

Total Special Tax Obligation				29,104,678

State General Obligation - 3.3%
California State, GO:
Various Purpose	5.000%	9/1/35	3,000,000	3,549,360
Various Purpose	5.000%	9/1/36	7,500,000	8,854,125
Various Purpose	4.000%	11/1/47	5,000,000	5,315,400

Total State General Obligation				17,718,885

Transportation - 7.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	6,500,000	7,457,710
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	2.060%	4/1/24	500,000	513,070	(f)(g)
Long Beach, CA, Marina Revenue	5.000%	5/15/45	2,085,000	2,297,044
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	224,534
Senior Lien	5.750%	6/1/48	500,000	560,270
Sacramento County, CA, Airport System Revenue, PFC, Grant	6.000%	7/1/35	20,000,000	20,530,600
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	10,521,900

Total Transportation				42,105,128

Water & Sewer - 7.1%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	10,500,000	11,358,585	(a)(d)
Contra Costa, CA, Water District Revenue	5.000%	10/1/43	2,000,000	2,278,720
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	3,000,000	3,534,360
Fillmore, CA, Wastewater Revenue, AGM	5.000%	5/1/47	4,500,000	5,161,320
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/43	10,000,000	11,235,300
San Diego County, CA, Water Authority Revenue	5.000%	5/1/29	4,320,000	5,116,694

Total Water & Sewer				38,684,979

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $497,568,223)				540,158,565

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
Health Care - 0.1%
California Statewide CDA Revenue, Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.930%	4/1/33	$400,000	$400,000	(h)(i)

Solid Waste/Resource Recovery - 0.0%
California State PCFA, Solid Waste Disposal Revenue, Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	1.060%	6/1/40	115,000	115,000	(h)(i)

Transportation - 0.1%
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.970%	4/1/36	300,000	300,000	(h)(i)

Water & Sewer - 0.1%
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.900%	8/1/37	600,000	600,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,415,000)				1,415,000

TOTAL INVESTMENTS - 99.2% (Cost - $498,983,223)				541,573,565
Other Assets in Excess of Liabilities - 0.8%				4,345,032

TOTAL NET ASSETS - 100.0%				$545,918,597

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Finance Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

At November 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	92	3/18	$14,070,228	$13,958,125	$(112,103)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$540,158,565	—	$540,158,565

Short-Term Investments†	—	1,415,000	—	1,415,000

Total Investments	—	$541,573,565	—	$541,573,565

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$112,103	—	—	$112,103

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018